Insurance business - (A) Insurance service result (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Insurance revenue
Total insurance revenue	£ 3,438	£ 3,291	[1]	£ 3,008	[1]
Insurance service expense
Total insurance service expense	(2,543)	(2,733)	[1]	(2,414)	[1]
Net expense from reinsurance contracts held	(139)	(72)	[1]	2	[1]
Insurance service result	756	486	[1]	596	[1]
Weather Related Claims
Insurance service expense
Incurred claims and other directly attributable expenses	(111)	(82)		(57)
Severe weather related claims
Insurance service expense
Incurred claims and other directly attributable expenses	(97)	(64)		(51)
Life
Insurance revenue
CSM recognised for services provided	590	449		329
Change in risk adjustments for non-financial risk for risk expired	49	58		84
Expected claims and other insurance service expenses	1,730	1,916		1,907
Charges to funds in respect of policyholder tax and other	200	108		87
Amounts relating to the changes in liabilities for remaining coverage:	2,569	2,531		2,407
Recovery of insurance acquisition cash flows	117	105		87
Total insurance revenue	2,686	2,636		2,494
Insurance service expense
Incurred claims and other directly attributable expenses	(1,749)	(1,978)		(1,897)
Changes that relate to past service: adjustment to liabilities for incurred claims	0	(4)		0
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(84)	(72)		58
Amortisation of insurance acquisition cash flows	(117)	(105)		(88)
Total life excluding net impairment loss on insurance acquisition assets	(1,950)	(2,159)		(1,927)
Net impairment loss on insurance acquisition assets	0	(9)		(7)
Total insurance service expense	(1,950)	(2,168)		(1,934)
Non-life
Insurance revenue
Total insurance revenue	752	655		514
Insurance service expense
Amortisation of insurance acquisition cash flows	(31)	(32)
Total insurance service expense	£ (593)	£ (565)		£ (480)

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.